PRIVATE PLACEMENT (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 24, 2020	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		6,439		6,439
Exercise price of warrant		$ 1.61		$ 1.61
LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price			$ 2,831,809
Private Placement | Private Placement Warrants | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	3,146,454	3,146,454	3,146,454
Price of warrants	$ 0.90	$ 0.90	$ 0.90
Aggregate purchase price	$ 2,831,809	$ 2,831,809	$ 2,831,809
Number of shares per warrant		1	1
Exercise price of warrant		$ 11.50	$ 11.50